FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 4,413	$ 4,565
Disclosure of financial liabilities [line items]
Financial liabilities	13,323	13,758
Derivative financial liabilities	(52)	(48)
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	52	48
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,271	13,710
FVTPL
Disclosure of financial assets [line items]
Financial assets	10	9
FVOCI
Disclosure of financial assets [line items]
Financial assets	174	55
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,229	4,501
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,616	3,434
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	52	48
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,564	3,386
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,332	8,823
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,332	8,823
Exchangeable And Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,375	1,501
Exchangeable And Class B Shares | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,375	1,501
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities		1,384
Derivative financial liabilities	1,414
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	754	772
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	754	772
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,335	3,569
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,335	3,569
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	324	224
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	10	9
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	174	55
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 140	$ 160